Note 19 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Income for the year before income taxes	$ 82,817	$ 54,236
Statutory tax rate	27.00%	27.00%
Income tax (expense) computed at statutory rates	$ (22,360)	$ (14,644)
Share issuance costs	0	1,050
Share based compensation	(1,016)	(762)
Mexican inflationary adjustments	542	788
Differing effective tax rate on loss in foreign jurisdiction	(2,656)	(1,904)
Equity accounted earnings from Investment in Juanicipio	33,986	22,398
Withholding tax on planned foreign earnings repatriation	(10,767)	(6,123)
Flow-through shares obligations	513	(3,814)
Unrecognized deferred tax assets	7,348	(21,072)
Impact of foreign exchange and other	(10,287)	17,055
Other	(341)	1,451
Total income tax (expense) benefit	$ (5,038)	$ (5,577)